SHARE OPTION AND RESTRICTED SHARE SCHEMES	12 Months Ended
Dec. 31, 2013
SHARE OPTION AND RESTRICTED SHARE SCHEMES
17.	SHARE OPTION AND RESTRICTED SHARE SCHEMES

On October 12, 2007, the Company authorized the 2007 Stock Incentive Scheme that provides for the issuance of awards to officers (including directors), employees of the Group and consultants (collectively, “the grantees”). The maximum number of shares authorized for issuance under the 2007 Stock Incentive Scheme is 23,700,000. The share options and restricted shares, if and when issued, have a maximum term of ten years. The 2007 Stock Incentive Plan provides for two terms to grantees. These awards vest either over a five or a four year period, with 20% or 25%, respectively, of the share options and restricted shares to vest on each of the first, second, third, fourth and fifth anniversaries of the award dates as stipulated in the award agreements.

On October 17, 2007, the Board of Directors approved the grant of 1,743,500 share options (nonperformance-based and to be settled in shares) to certain officers and employees of the Group pursuant to the 2007 Stock Incentive Scheme. The exercise price of these options was US$15.50.

On February 1, 2008, February 14, 2008 and September 9, 2008, the Board of Directors approved the grant of 60,000, 50,000 and 560,500 share options (nonperformance-based and to be settled in shares) at the exercise prices of US$10.29, US$10.50 and US$8.01, respectively, pursuant to the 2007 Stock Incentive Scheme to certain officers and employees of the Group.

On February 27, 2009, the Board of Directors approved the grant of 335,000 share options (nonperformance-based and to be settled in shares) to certain employees of the Group at the exercise prices of US$6.00, pursuant to the 2007 Stock Incentive Scheme.

By a resolution of the Board of Directors on April 23, 2010, 797,000 restricted shares under the 2007 Stock Incentive Scheme were granted to certain officers and employees of the Group. One fifth of the total restricted shares will become vested upon each annual anniversary of the grant date during the next five years.

On January 14, 2011, the Board of Directors approved the grant of 60,000 share options (nonperformance-based and to be settled in shares) at the exercise prices of US$7.24 to the independent directors with a vesting period of 4 years, pursuant to the 2007 Stock Incentive Scheme.

On October 31, 2011, the Board of Directors approved the grant of 14,000,000 restricted shares under the 2007 Stock Incentive Scheme to selected employees and management members of the Group. One fifth of the total restricted shares will become vested upon each annual anniversary of the grant date during the next five years.

On August 8, 2011, the Company’s Board of Directors authorized the accelerated vesting of 400,000 share options that were issued under the 2007 Stock Incentive Scheme to an employee upon his resignation from the Group. Share-based compensation expense of approximately RMB7,000,000 relating to the unvested share options was reversed upon his resignation, whereas an incremental compensation expense of approximately RMB10,000,000 relating to the accelerated vesting of such share options was immediately recognized as share-based compensation expense on the date of the modification.

On October 31, 2011, the Company’s Board of Directors authorized the repricing of certain share options granted to employees, directors and officers under the 2007 Performance Incentive Scheme from the original exercise price ranging from US$6.00 to US$7.24 per share to US$4.07 per share. A total of 1,098,600 options belonging to 84 employees of the Group were repriced under the 2007 Stock Incentive Scheme based on the then fair market value in reference to the closing price of the Company’s ADSs traded on the NYSE on October 28, 2011 (the “modification date”), which was the last trading day prior to the Board of Directors’ approval. All eligible share option grantees affected by such changes entered into amended share option agreements with the Company.

The total incremental compensation cost for the modification was RMB2,114,102, of which, RMB1,449,156 was related to vested share options and therefore, was recognized as share-based compensation expense on the date of modification. The remaining unrecognized incremental compensation cost related to unvested share options have been amortized from the modification date to the end of the remaining vesting periods.

Share Options

The fair value of share options was estimated by management with the assistance of an independent third party valuation firm using the binomial option pricing model. The model requires the inputs of highly subjective assumptions including the expected stock price volatility and the expected price multiple at which employees are likely to exercise the share options. The Group used historical data to estimate forfeiture rate. For expected volatilities, the Group made reference to historical volatilities of several comparable companies. The risk-free rates for periods within the contractual lives of the options were based on the U.S. Treasury yield curve in effect at the time of the grants.

The fair values of share options granted to employees were estimated using the following assumptions:

Granted in 2011

Suboptimal exercise factor	1.5
Risk-free interest rates	3.42%
Expected volatility	50.98
Expected dividend yield	2.5%
Fair value of share options	RMB15.75 to RMB19.85
Estimated forfeiture rate	2% per annum

The following table summarizes the Company’s share option activities as of and for the year ended December 31, 2013.

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$)

Outstanding, January 1, 2013	907,900	3.99	4.67	1,284,896
Granted	—	—	—	—
Exercised	(216,800)	3.75	—	—
Forfeited/Cancelled	(800)	4.07	—	—

Outstanding, December 31, 2013	690,300	4.07	3.83	4,949,451

Vested and expected to vest at December 31, 2013	676,494	4.07	3.83	4,850,462

Exercisable at December 31, 2013	645,300	4.07	3.81	4,626,801

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the Company’s shares as of December 31, 2013, for those awards that have an exercise price currently below the fair value of the Company’s shares. The total intrinsic value of options exercised during the year ended December 31, 2013 was approximately RMB5,477,000 (US$905,000) (2012: RMB39,399,000, 2011: RMB278,174,000).

The weighted average estimated fair value of options granted to employees of the Group during the fiscal year ended December 31, 2011 was RMB18.45. There were no share options granted during the years ended December 31, 2012 and 2013. The total fair value of options vested during the years ended December 31, 2011, 2012 and 2013 was RMB37,166,249, RMB6,249,777 and RMB599,325 (US$99,001), respectively.

As of December 31, 2013, there was RMB52,392 (US$8,655) of unrecognized estimated share-based compensation cost related to share options issued to employees. That deferred cost is expected to be recognized over a weighted-average vesting period of 0.45 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation related to these awards may be different.

The following table sets forth the components of share-based compensation expense for share options issued to employees from the Company’s share option scheme both in absolute amount and as a percentage of net revenue for the year indicated.

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$	%

Net revenue	1,792,217,309	2,151,894,567	2,355,470,585	389,096,022	100%

Cost of services	562,225	270,407	32,962	5,445	0.00%
Research and product development expenses	2,269,898	1,202,645	373,181	61,645	0.02%
Sales and marketing expenses	199,684	197,871	—	—	0.00%
General and administrative expenses	7,901,262	694,690	275,944	45,583	0.01%

Total share-based compensation	10,933,069	2,365,613	682,087	112,673	0.03%

Restricted Shares

The fair value of a restricted share is simply the closing price of the unrestricted share as of the valuation date minus the present value of the expected dividends during the vesting period. The risk-free rate for periods within the contractual life of the share is based on the U.S. Treasury yield curve in effect at the time of grant.

The fair values of restricted shares granted to employees were estimated using the following assumptions:

	Granted in 2011	Granted in 2012	Granted in 2013

Risk-free interest rates	0.14%-0.93%	0.13%-0.78%	0.12%-1.49%
Expected dividend yield	5%	5%	5%
Fair value of restricted shares	RMB17.39 to RMB22.62	RMB18.73 to RMB25.52	RMB26.16 to RMB53.47

The following table summarized the Company’s restricted shares activities under the 2007 Stock Incentive Scheme:

	Number of restricted shares	Weighted average grant date fair value (US$)

Outstanding, January 1, 2013	10,605,200	34,039,563
Granted	750,000	5,107,500
Exercised	(1,030,400)	(3,936,128)
Forfeited/Cancelled	(124,000)	(375,720)
Outstanding, December 31, 2013	10,200,800	34,835,215

Vested and expected to vest at December 31, 2013	9,549,838	32,564,948

As of December 31, 2013, there was RMB92,879,015 (US$15,342,520) of unrecognized estimated share-based compensation cost related to restricted shares issued to employees. That deferred cost is expected to be recognized over a weighted-average vesting period of 2.19 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation related to these awards may be different.

The following table sets forth the components of share-based compensation expense for restricted shares issued to employees both in absolute amount and as a percentage of net revenue for the year indicated.

	For the year ended December 31
	2011	2012	2013
	RMB	RMB	RMB	US$	%

Net revenue	1,792,217,309	2,151,894,567	2,355,470,585	389,096,022	100%

Cost of services	1,797,223	7,734,430	3,292,513	543,884	0.14%
Research and product development expenses	11,771,687	70,702,798	39,975,667	6,603,510	1.70%
Sales and marketing expenses	518,445	2,876,901	1,516,537	250,514	0.06%
General and administrative expenses	4,314,757	36,213,148	22,331,287	3,688,866	0.95%

Total share-based compensation	18,402,112	117,527,277	67,116,004	11,086,774	2.85%

The total share-based compensation cost capitalized as part of intangible assets — online game product costs for the years ended December 31, 2011, 2012 and 2013 were RMB87,497, RMB229,584 and nil, respectively.